Restructuring, Impairment, and Plant Closing and Transition Costs - Narrative (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		27 Months Ended
	May 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2024
Restructuring, impairment and plant closing costs
Plant shut down costs		$ 0	$ 37,000,000	$ 4,000,000	$ 41,000,000
Accelerated depreciation		0	2,000,000	2,000,000	2,000,000
Cash restructuring charges		5,000,000	(4,000,000)	15,000,000	17,000,000
Performance Additives
Restructuring, impairment and plant closing costs
Proceeds from sale of business/assets	$ 6,000,000
Loss on disposal of business	$ 2,000,000
Duisburg, Germany | Facility closing
Restructuring, impairment and plant closing costs
Additional restructuring charges remaining		4,000,000		4,000,000
Duisburg, Germany | Facility closing | Titanium Dioxide
Restructuring, impairment and plant closing costs
Restructuring charges		0	5,000,000	0	10,000,000
Additional restructuring charges remaining		2,000,000		2,000,000
Duisburg, Germany | Facility closing | Performance Additives
Restructuring, impairment and plant closing costs
Additional restructuring charges remaining		2,000,000		2,000,000
Calais, France | Titanium Dioxide
Restructuring, impairment and plant closing costs
Plant shut down costs			1,000,000		5,000,000
Calais, France | Facility closing | Titanium Dioxide
Restructuring, impairment and plant closing costs
Restructuring charges		1,000,000	1,000,000	3,000,000	8,000,000
Additional restructuring charges remaining		10,000,000		10,000,000
Pori, Finland | Titanium Dioxide
Restructuring, impairment and plant closing costs
Plant shut down costs			36,000,000	4,000,000	36,000,000
Pori, Finland | Facility closing | Titanium Dioxide
Restructuring, impairment and plant closing costs
Restructuring charges			39,000,000		42,000,000
Additional restructuring charges remaining		23,000,000		23,000,000
Plant shut down costs			1,000,000	11,000,000	3,000,000
Other restructuring costs		$ 4,000,000		17,000,000
Restructuring and related cost, incurred cost			3,000,000	13,000,000	6,000,000
Accelerated depreciation			$ 2,000,000	$ 2,000,000	2,000,000
Employee benefits					$ 1,000,000
Pori, Finland | Facility closing | Titanium Dioxide | Forecast
Restructuring, impairment and plant closing costs
Plant shut down costs						$ 20,000,000
Accelerated depreciation						1,000,000
Employee benefits						1,000,000
Write off of other assets						1,000,000
Other plant closure costs						2,000,000
Cash restructuring charges						$ 21,000,000